Document and Entity Information	Nov. 08, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2023
Entity File Number	001-14765
Entity Registrant Name	HERSHA HOSPITALITY TRUST
Entity Central Index Key	0001063344
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	25-1811499
Entity Address, Address Line One	44 Hersha Drive
Entity Address, City or Town	Harrisburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17102
City Area Code	717
Local Phone Number	236-4400
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Shares of Beneficial Interest, par value $0.01 per share
Trading Symbol	HT
Security Exchange Name	NYSE
6.875% Series C Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $0.01 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.875% Series C Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $0.01 per share
Trading Symbol	HT-PC
Security Exchange Name	NYSE
6.50% Series D Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $0.01 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.50% Series D Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $0.01 per share
Trading Symbol	HT-PD
Security Exchange Name	NYSE
6.50% Series E Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $0.01 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.50% Series E Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $0.01 per share
Trading Symbol	HT-PE
Security Exchange Name	NYSE